Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

On August 20, 2026, the Company registered for resale by the Selling Shareholders up to an aggregate of 3,871,000 Class A Ordinary Shares, comprising: (i) up to 2,280,000 Class A Ordinary Shares issued in the PIPE Transaction; (ii) 1,480,000 Class A Ordinary Shares issuable upon the exercise of the Investor Warrants at an exercise price of US$2.00 per share; and (iii) 111,000 Class A Ordinary Shares issuable upon the exercise of the placement agent warrants.

On October 6, 2026, the Company entered into a share transfer agreement with Mr. ZHENG Delin and HK Phoenix Gateway Alliance Limited (the “Target Company”), pursuant to which the Company agreed to acquire 100% of the issued ordinary shares of the Target Company which constituted a business combination. The transactions contemplated by the agreement were completed on October 6, 2026. The consideration payable for the acquisition was settled with prepayments as disclosed in Note 8 amounted to $15,194,628.

The Company evaluated subsequent events through November 13, 2026, the date of the issuance of the unaudited interim condensed consolidated financial statements. Except as disclosed above, the Company did not identify any subsequent events that would have required adjustment to, or disclosure in, these unaudited interim condensed consolidated financial statements.